SA Large Cap Index Portfolio Expense Example - SA Large Cap Index Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	479
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 785